Schedule of Investments (unaudited)
March 31, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 58.2%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.2%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	$999,673 (a)
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,140,000	1,847,003
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	9,661,400	10,160,439
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,839,839	1,671,712 (b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	98,613
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	710,000	665,559 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	595,529 (a)
Total Media				15,038,855
Wireless Telecommunication Services — 0.3%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,301,159 (a)

Total Communication Services				17,339,687
Consumer Discretionary — 6.0%
Hotels, Restaurants & Leisure — 4.1%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	5,110,000	3,897,939 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,705,292 (a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/15/25 then 8.000%)	7.000%	12/30/27	3,780,000	3,562,454 (c)
MGM Resorts International, Senior Notes	6.125%	9/15/29	2,720,000	2,695,100
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	5,460,000	5,463,158 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Secured Notes	11.875%	4/15/31	590,000	569,157 (a)(d)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	1,780,000	1,750,473 (a)(d)
Total Hotels, Restaurants & Leisure				19,643,573
Specialty Retail — 0.8%
Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes	8.750%	9/15/29	4,000,000	4,130,924 (a)
Textiles, Apparel & Luxury Goods — 1.1%
S&S Holdings LLC, Senior Secured Notes	8.375%	10/1/31	3,190,000	3,017,470 (a)
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,670,000	2,166,676 (a)
Total Textiles, Apparel & Luxury Goods				5,184,146

Total Consumer Discretionary				28,958,643
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 0.3%
Walgreens Boots Alliance Inc., Senior Notes	8.125%	8/15/29	1,310,000	1,338,637
Food Products — 0.8%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	310,540 (a)
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	1,256,013 (a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,256,283
Total Food Products				3,822,836
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	1,340,000	1,399,178 (a)

Total Consumer Staples				6,560,651
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 17.3%
Energy Equipment & Services — 0.9%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	1,357,143	$1,387,373 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,854,598	3,015,990 (a)
Total Energy Equipment & Services				4,403,363
Oil, Gas & Consumable Fuels — 16.4%
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	3,210,000	3,263,360 (a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,740,000	1,797,832 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,316,324
Ecopetrol SA, Senior Notes	7.750%	2/1/32	3,080,000	3,025,482
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	609,307
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	4,620,000	4,417,866 (c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,160,000	2,162,853 (e)(f)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	5/15/33	990,000	998,541
Geopark Ltd., Senior Notes	8.750%	1/31/30	1,920,000	1,818,014 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	580,000	566,854 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,370,000	4,318,958 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	1,075,000	1,047,467 (c)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	7,694,212	6,491,356 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes	8.125%	2/15/29	2,920,000	2,942,769 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	1,700,000	1,753,550 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	700,000	662,628 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	2,400,000	2,447,058 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	995,000	991,845 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,260,000	1,426,625 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,240,000	14,133,251
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	5.700%	9/15/34	2,510,000	2,536,557
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	1,510,000	1,435,859 (a)
Raizen Fuels Finance SA, Senior Notes	6.700%	2/25/37	445,000	445,745 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	1,690,000	1,686,989
Talos Production Inc., Secured Notes	9.000%	2/1/29	510,000	524,523 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	3,044,801 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	1,570,000	1,640,133 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,720,000	1,633,620 (a)(e)(f)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	2,851,000	2,778,791 (a)
YPF SA, Senior Notes	6.950%	7/21/27	955,000	949,138 (a)
YPF SA, Senior Notes	8.250%	1/17/34	2,360,000	2,338,288 (a)
YPF SA, Senior Secured Notes	9.000%	2/12/26	996,923	1,014,466 (c)
YPF SA, Senior Secured Notes	9.500%	1/17/31	1,970,000	2,060,776 (a)
Total Oil, Gas & Consumable Fuels				79,281,626

Total Energy				83,684,989
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 13.2%
Banks — 2.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	1,860,000	$1,793,320 (a)(e)(f)
Bank of Nova Scotia, Junior Subordinated Notes (4.900% to 6/4/25 then 5 year Treasury Constant Maturity Rate + 4.551%)	4.900%	6/4/25	4,115,000	4,097,168 (e)(f)
PNC Financial Services Group Inc., Junior Subordinated Notes (5.000% to 11/1/26 then 3 mo. Term SOFR + 3.562%)	5.000%	11/1/26	1,110,000	1,103,594 (e)(f)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	2,610,000	2,681,353 (a)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	3,225,000	3,209,884 (a)(f)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	1,051,254 (f)
Total Banks				13,936,573
Capital Markets — 4.4%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	614,213 (a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,788,038 (a)
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,083,743
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	510,000	532,409
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	909,424
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	815,487 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	7,390,000	7,212,534 (e)(f)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	659,914
Golub Capital BDC Inc., Senior Notes	6.000%	7/15/29	1,320,000	1,325,954
Main Street Capital Corp., Senior Notes	6.950%	3/1/29	940,000	967,332
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000	4,437,430 (a)(f)
Total Capital Markets				21,346,478
Consumer Finance — 3.2%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	2,530,000	2,362,435 (e)(f)
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/28 then 7 year Treasury Constant Maturity Rate + 3.481%)	4.700%	5/15/28	3,165,000	2,729,797 (e)(f)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	1,988,000	2,107,079 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	1,350,000	1,392,376 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,203,830 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,040,000	2,802,897 (a)
Total Consumer Finance				15,598,414
Financial Services — 2.4%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000	1,788,217 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	860,000	874,060 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,070,000	1,046,401 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	3,240,000	3,330,768 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	2,030,000	1,998,906 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	2,420,000	2,381,583 (a)
Total Financial Services				11,419,935
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,180,000	$1,211,151 (a)

Total Financials				63,512,551
Health Care — 0.8%
Health Care Equipment & Supplies — 0.2%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	1,440,000	1,290,727 (a)
Health Care Providers & Services — 0.6%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	1,765,000	1,667,278 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000	1,105,334 (a)
Total Health Care Providers & Services				2,772,612

Total Health Care				4,063,339
Industrials — 6.1%
Aerospace & Defense — 0.9%
Boeing Co., Senior Notes	5.805%	5/1/50	4,410,000	4,202,495
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	930,000	955,676 (a)
Commercial Services & Supplies — 0.4%
Enviri Corp., Senior Notes	5.750%	7/31/27	1,785,000	1,706,568 (a)
Construction & Engineering — 0.6%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	1,390,000	1,360,873 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,590,000	1,595,840 (a)
Total Construction & Engineering				2,956,713
Passenger Airlines — 2.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,030,000	1,986,622 (a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,585,596	2,529,105 (a)
Air Canada Pass-Through Trust	3.300%	1/15/30	266,880	250,510 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,260,000	2,192,501 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.308%	10/20/31	1,065,000	1,041,846 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,590,750	1,598,601 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,920,000	1,917,156
Total Passenger Airlines				11,516,341
Trading Companies & Distributors — 1.4%
Air Lease Corp., Junior Subordinated Notes (4.125% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 3.149%)	4.125%	12/15/26	2,057,000	1,957,699 (e)(f)
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	5,000,000	4,918,618 (a)(e)(f)
Total Trading Companies & Distributors				6,876,317
Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	990,000	994,470 (a)

Total Industrials				29,208,580
Information Technology — 1.8%
Communications Equipment — 1.3%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	4,295,000	3,921,244 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,430,000	$2,334,382 (a)
Total Communications Equipment				6,255,626
Software — 0.5%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	1,190,000	1,031,087 (a)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	1,530,000	1,344,375 (a)
Total Software				2,375,462

Total Information Technology				8,631,088
Materials — 5.6%
Chemicals — 1.2%
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,310,000	2,325,683 (a)
Braskem Netherlands Finance BV, Senior Notes	8.000%	10/15/34	2,065,000	1,978,683 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	1,365,000	1,178,173 (a)
Total Chemicals				5,482,539
Containers & Packaging — 0.2%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	1,006,794 (a)
Metals & Mining — 4.2%
Algoma Steel Inc., Secured Notes	9.125%	4/15/29	799,000	744,173 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,010,000	1,931,244 (a)
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,045,000	2,018,423 (a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	2,095,000	2,037,681 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,556,000	2,555,729 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,640,000	2,705,908 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	690,000	684,179 (a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	3,450,000	3,453,944 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	2,550,000	2,606,661 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,680,000	1,659,603
Total Metals & Mining				20,397,545

Total Materials				26,886,878
Real Estate — 0.7%
Diversified REITs — 0.5%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	1,030,000	964,808 (c)
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	1,460,000	1,508,399 (a)
Total Diversified REITs				2,473,207
Real Estate Management & Development — 0.2%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, Senior Secured Notes (11.000% Cash and 2.000% PIK)	11.000%	9/12/30	1,020,100	1,053,253 (a)(b)

Total Real Estate				3,526,460
Utilities — 1.7%
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	810,683	724,288 (a)
YPF Energia Electrica SA, Senior Notes	7.875%	10/16/32	3,020,000	2,956,278 (a)
Total Electric Utilities				3,680,566
Independent Power and Renewable Electricity Producers — 1.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes	7.250%	1/31/41	710,889	704,313 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
Long Ridge Energy LLC, Senior Secured Notes	8.750%	2/15/32	1,610,000	$1,557,173 (a)
Vistra Corp., Junior Subordinated Notes (7.000% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 5.740%)	7.000%	12/15/26	1,310,000	1,327,617 (a)(e)(f)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	1,095,000	1,127,399 (a)(e)(f)
Total Independent Power and Renewable Electricity Producers				4,716,502

Total Utilities				8,397,068
Total Corporate Bonds & Notes (Cost — $279,916,527)				280,769,934
Sovereign Bonds — 14.2%
Argentina — 1.0%

Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	6,573,600	4,815,162
Brazil — 2.0%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	59,900,000 BRL	9,765,179
Colombia — 0.2%

Colombian TES, Bonds	7.000%	3/26/31	6,320,000,000 COP	1,218,305
Egypt — 0.4%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,520,000	1,315,409 (a)
Egypt Government International Bond, Senior Notes	9.450%	2/4/33	750,000	708,769 (a)
Total Egypt				2,024,178
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	680,000	709,906 (a)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	325,000	259,687 (a)
Total El Salvador				969,593
Mexico — 6.0%
Mexican Bonos, Bonds	8.500%	3/1/29	179,600,000 MXN	8,672,702
Mexican Bonos, Bonds	7.500%	5/26/33	331,100,000 MXN	14,590,760
Mexican Bonos, Bonds	8.000%	7/31/53	141,800,000 MXN	5,676,844
Total Mexico				28,940,306
Panama — 2.0%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	8,780,000	4,732,420
Panama Government International Bond, Senior Notes	4.500%	1/19/63	7,715,000	4,712,708
Total Panama				9,445,128
Romania — 0.4%

Romanian Government International Bond, Senior Notes	5.875%	7/11/32	1,680,000 EUR	1,796,766 (a)(d)
United Kingdom — 2.0%
United Kingdom Gilt, Senior Notes	3.750%	10/22/53	9,790,000 GBP	9,806,694 (c)

Total Sovereign Bonds (Cost — $73,826,880)				68,781,311
Collateralized Mortgage Obligations(g) — 13.8%
Bellemeade Re Ltd., 2023-1 M1B (30 Day Average SOFR + 4.250%)	8.590%	10/25/33	1,680,000	1,750,015 (a)(f)
Bellemeade Re Ltd., 2024-1 M1C (30 Day Average SOFR + 3.950%)	8.290%	8/25/34	2,120,000	2,191,994 (a)(f)
Bellemeade Re Ltd., 2024-1 M2 (30 Day Average SOFR + 4.600%)	8.940%	8/25/34	1,190,000	1,250,915 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN10 M2 (30 Day Average SOFR + 2.850%)	7.190%	2/25/45	2,380,000	2,384,628 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	8.340%	11/25/50	3,060,000	3,402,565 (a)(f)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.390%	1/25/34	1,935,000	$2,048,188 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.090%	2/25/42	890,000	920,929 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.240%	4/25/42	1,800,000	1,852,296 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M2 (30 Day Average SOFR + 4.350%)	8.690%	4/25/42	1,950,000	2,045,394 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.690%	5/25/42	1,500,000	1,559,220 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.590%	5/25/42	4,750,000	5,073,375 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.840%	6/25/42	2,740,000	2,912,760 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	11.090%	6/25/42	5,230,000	5,789,318 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.090%	9/25/42	3,650,000	3,978,100 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA7 M1B (30 Day Average SOFR + 5.000%)	9.340%	3/25/52	1,890,000	2,049,000 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	10.340%	7/25/42	990,000	1,076,428 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	7.690%	11/25/43	2,560,000	2,690,010 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 M2B (30 Day Average SOFR + 2.414%)	6.754%	10/25/48	4,700,000	4,822,758 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C02 2M2C (30 Day Average SOFR + 3.764%)	8.104%	9/25/29	845,000	873,461 (f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 2M2 (30 Day Average SOFR + 2.914%)	7.254%	2/25/30	442,032	455,573 (f)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.704%	1/25/40	1,450,000	1,497,727 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020-SBT1 1M2 (30 Day Average SOFR + 3.764%)	8.104%	2/25/40	2,920,000	3,052,880 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B1 (30 Day Average SOFR + 3.300%)	7.640%	11/25/41	2,260,000	2,329,782 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	8.840%	1/25/42	870,000	910,160 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	9.890%	1/25/43	1,640,000	1,792,981 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R04 1B1 (30 Day Average SOFR + 5.350%)	9.686%	5/25/43	2,200,000	2,404,223 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2B1 (30 Day Average SOFR + 4.500%)	8.836%	9/25/43	2,710,000	2,934,889 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2M2 (30 Day Average SOFR + 3.250%)	7.586%	9/25/43	2,310,000	2,406,470 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $66,186,694)				66,456,039
Asset-Backed Securities — 4.2%
Bain Capital Credit CLO Ltd., 2023-3A D (3 mo. Term SOFR + 5.250%)	9.547%	7/24/36	2,880,000	2,918,643 (a)(f)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2021-28A D (3 mo. Term SOFR + 3.162%)	7.464%	4/15/34	1,160,000	$1,148,196 (a)(f)
Neuberger Berman CLO Ltd., 2016-21A D1R3 (3 mo. Term SOFR + 2.900%)	7.193%	1/20/39	3,600,000	3,591,000 (a)(f)
OHA Credit Funding Ltd., 2018-1A D1R (3 mo. Term SOFR + 3.600%)	7.893%	4/20/37	2,560,000	2,590,404 (a)(f)
Subway Funding LLC, 2024-1A A2II	6.268%	7/30/54	5,925,150	6,029,043 (a)
Subway Funding LLC, 2024-3A A23	5.914%	7/30/54	3,920,175	3,880,642 (a)

Total Asset-Backed Securities (Cost — $20,437,862)				20,157,928
Mortgage-Backed Securities — 2.0%
GNMA — 2.0%
Government National Mortgage Association (GNMA) II	6.000%	2/20/55- 3/20/55	9,596,896	9,749,796

Senior Loans — 1.8%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.802%	8/15/28	1,960,025	1,761,818 (f)(h)(i)

Financials — 0.2%
Financial Services — 0.2%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.291%	11/5/31	1,160,000	1,073,000 (f)(h)(i)

Health Care — 0.2%
Health Care Providers & Services — 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.299%	9/27/30	1,138,500	1,090,113 (f)(h)(i)

Industrials — 0.7%
Passenger Airlines — 0.7%
AS Mileage Plan IP Ltd., Initial Term Loan (3 mo. Term SOFR + 2.000%)	6.293%	10/15/31	972,563	973,657 (f)(h)(i)
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	2/14/31	2,277,000	2,197,874 (f)(h)(i)

Total Industrials				3,171,531
Information Technology — 0.3%
IT Services — 0.3%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	9.425%	6/30/28	1,426,476	1,381,007 (f)(h)(i)

Total Senior Loans (Cost — $8,396,610)				8,477,469
Convertible Bonds & Notes — 0.8%
Communication Services — 0.4%
Media — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,582,364	1,770,172 (b)

Financials — 0.4%
Financial Services — 0.4%
Global Payments Inc., Senior Notes	1.500%	3/1/31	2,360,000	2,234,920

Total Convertible Bonds & Notes (Cost — $3,990,501)				4,005,092
			Shares
Common Stocks — 0.1%
Utilities — 0.1%
Electric Utilities — 0.1%
New Fortress Energy Inc. (Cost — $0)			36,090	270,091 *(j)(k)(l)
Total Investments before Short-Term Investments (Cost — $462,507,913)				458,667,660
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 5.8%
Sovereign Bonds — 3.1%
Egypt Treasury Bills	18.901%	4/29/25	170,450,000 EGP	$3,324,531 (m)
Egypt Treasury Bills	26.191%	6/17/25	630,075,000 EGP	11,855,221 (m)

Total Sovereign Bonds (Cost — $15,199,215)				15,179,752
			Shares
Money Market Funds — 2.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $12,981,847)	4.202%		12,981,847	12,981,847 (n)(o)

Total Short-Term Investments (Cost — $28,181,062)				28,161,599
Total Investments — 100.9% (Cost — $490,688,975)				486,829,259
Liabilities in Excess of Other Assets — (0.9)%				(4,274,109)
Total Net Assets — 100.0%				$482,555,150

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	Restricted security (Note 3).
(m)	Rate shown represents yield-to-maturity.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $12,981,847 and the cost was $12,981,847 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — Flexible Bond Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	282	6/25	$32,054,181	$32,183,250	$129,069
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	57,220,000	USD	9,454,413	Bank of New York	4/16/25	$541,793
USD	8,797,920	BRL	51,430,000	HSBC Securities Inc.	4/16/25	(186,786)
USD	9,330,007	BRL	57,220,000	HSBC Securities Inc.	4/16/25	(666,199)
CAD	21,070,000	USD	14,701,470	HSBC Securities Inc.	4/28/25	(39,835)
CAD	21,620,000	USD	14,960,178	HSBC Securities Inc.	4/28/25	84,177
USD	16,367,881	EUR	14,990,000	HSBC Securities Inc.	5/5/25	128,355
EUR	28,580,000	USD	29,852,096	JPMorgan Chase & Co.	5/5/25	1,110,256
USD	9,740,436	GBP	7,550,000	HSBC Securities Inc.	6/12/25	(11,589)
Net unrealized appreciation on open forward foreign currency contracts						$960,172

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.34 Index	14,685,000	6/20/25	1.000% quarterly	$28,377	$6,875	$21,502
Markit iTraxx Europe Index	5,150,000EUR	6/20/25	1.000% quarterly	11,655	13,628	(1,973)
Total				$40,032	$20,503	$19,529

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2025[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$2,940,000	12/20/28	1.691%	1.000% quarterly	$(69,065)	$(59,062)	$(10,003)
JPMorgan Chase & Co. (Panama Government International Bond, 8.875%, due 9/30/27)	2,880,000	12/20/28	1.691%	1.000% quarterly	(67,655)	(59,003)	(8,652)
Total	$5,820,000				$(136,720)	$(118,065)	$(18,655)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:
EUR	—	Euro
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$280,769,934	—	$280,769,934
Sovereign Bonds	—	68,781,311	—	68,781,311
Collateralized Mortgage Obligations	—	66,456,039	—	66,456,039
Asset-Backed Securities	—	20,157,928	—	20,157,928
Mortgage-Backed Securities	—	9,749,796	—	9,749,796
Senior Loans	—	8,477,469	—	8,477,469
Convertible Bonds & Notes	—	4,005,092	—	4,005,092
Common Stocks	—	—	$270,091	270,091
Total Long-Term Investments	—	458,397,569	270,091	458,667,660
Short-Term Investments†:
Sovereign Bonds	—	15,179,752	—	15,179,752
Money Market Funds	$12,981,847	—	—	12,981,847
Total Short-Term Investments	12,981,847	15,179,752	—	28,161,599
Total Investments	$12,981,847	$473,577,321	$270,091	$486,829,259
Other Financial Instruments:
Futures Contracts††	$129,069	—	—	$129,069
Forward Foreign Currency Contracts††	—	$1,864,581	—	1,864,581
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	21,502	—	21,502
Total Other Financial Instruments	$129,069	$1,886,083	—	$2,015,152
Total	$13,110,916	$475,463,404	$270,091	$488,844,411
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$904,409	—	$904,409
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,973	—	1,973
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	136,720	—	136,720
Total	—	$1,043,102	—	$1,043,102

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$17,746,815	$65,539,893	65,539,893	$70,304,861	70,304,861

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$102,524	—	$12,981,847
3. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	36,090	12/24	$0	$270,091	$7.48	0.06%

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report